Debt, Total Debt (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-Term Debt [Abstract]
Total debt		$ 137,119	$ 193,933
Credit Agreement [Member]
Long-Term Debt [Abstract]
Current	$ 5,040	3,840	55,522
Non-current	192,900	136,320	140,160
Debt, gross	197,940	140,160	195,682
Less: unamortized debt issuance costs	(3,237)	(3,041)	(3,261)
Total debt	$ 194,703	$ 137,119	$ 192,421